8. Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment information

Second Quarter of Fiscal 2015

	Quarter Ended June 30, 2015
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$571,568	$–	$571,568
Operating (loss), before interest, amortization, depreciation and taxes	(856,027)	(1,938,427)	(2,794,454)
Interest income	12	–	12
Interest (expense)	(98,470)	–	(98,470)
Depreciation and amortization	(13,766)	(35,206)	(48,972)
Net Loss	(968,251)	(1,973,633)	(2,941,884)
Assets at June 30, 2015	2,069,102	288,393	2,357,495

Six Months of Fiscal 2015

	Six Months Ended June 30, 2015
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$1,086,951	$–	$1,086,951
Operating (loss), before interest, amortization, depreciation and taxes	(1,496,140)	(3,737,227)	(5,233,367)
Interest income	36	–	36
Interest (expense)	(177,336)	–	(177,336)
Depreciation and amortization	(36,373)	(73,832)	(110,205)
Net Loss	(1,709,813)	(3,811,059)	(5,520,872)
Assets at June 30, 2015	2,069,102	288,393	2,357,495

Fiscal 2014

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$3,108,450	149,500	$3,257,950
Operating (loss), excluding depreciation	(5,129,335)	(4,544,851)	(9,674,186)
Interest income	164	–	164
Interest (expense)	(251,394)	–	(251,394)
Other income (expense)	(322,000)	–	(322,000)
Depreciation and amortization	(113,058)	(149,129)	(262,187)
Comprehensive Loss	(5,815,623)	(4,693,980)	(10,509,603)
Total assets at December 31, 2014	2,436,604	397,364	2,833,968

Fiscal 2013

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,995,032	162,500	$3,157,532
Operating (loss), excluding depreciation	(3,775,827)	(1,795,529)	(5,571,356)
Interest income	274	–	274
Interest (expense)	(227,094)	–	(227,094)
Depreciation and amortization	(99,860)	(189,429)	(289,289)
Net Loss	(4,102,507)	(1,984,958)	(6,087,465)
Total assets at December 31, 2013	2,287,313	941,191	3,228,504